Restatement of Financial Statements (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restatement of Financial Statements [Abstract]
Summary Of Restatement Of Financial Statements

	As of March 31, 2021
	As Previously Reported	Restatement Adjustment			As Restated
Balance Sheet
Total assets	$170,977,831	$—			$170,977,831

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$410,781	$—			$410,781
Warrant liabilities	16,694,840	(16,460,898)	(1)(2)	(3)	233,942

Total liabilities	17,105,621	(16,460,898)			644,723
Class A common stock, $0.0001 par value; shares subject to possible redemption	148,872,200	21,127,800	(1)(2)		170,000,000
Stockholders’ equity
Preferred stock - $0.001 par value	—	—			—
Common stock - $0.001 par value	6,591	(2,113)	(2) (3)		4,478
Additional paid-in-capital	12,313,299	(10,862,129)	(2) (3)		1,451,170
Accumulated deficit	(7,319,880)	6,197,340	(2)		(1,122,540)

Total stockholders’ equity	5,000,010	(4,666,902)			(333,108)
Total liabilities and stockholders’ equity	$170,977,831	$—			$170,977,831

	For the Three Months Ended March 31, 2021
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Operations
Loss from operations	$(942,294)	$—		$(942,294)
Other (expense) income:
Change in fair value of warrant liabilities	(7,527,162)	7,416,290	(2)	(110,872)
Interest income	37,656	—		37,656

Total other (expense) income	(7,489,506)	7,416,290		(73,216)

Net loss	$(8,431,800)	$7,416,290		$(1,015,510)

Basic and diluted weighted-average redeemable common shares outstanding	15,720,926	918,038		16,638,694
Basic and Diluted net income (loss) per redeemable common shares	$(0.00)			$0.00
Basic and diluted weighted-average non-redeemable common shares outstanding	5,757,074	(918,038)		4,839,036
Basic and Diluted net income (loss) per non-redeemable common shares	$(1.47)	$1.26		$(0.21)

	For the Three Months Ended March 31, 2021
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Cash Flows
Net loss	$(8,431,800)	$7,416,290	(2)	$(1,015,510)
Adjustment to reconcile net loss to net cash used in operating activities	7,769,042	(7,416,290)	(2)	352,752
Net cash used in operating activities	(662,758)	—		(662,758)

Net change in cash	$(662,758)	$—		$(662,758)

Supplemental disclosure of non-cash financing activities:
Change in common stock subject to possible redemption	$(8,431,800)	$12,083,191		$3,651,391

(1)	To reclass public warrants from liabilities to stockholders’ equity.
(2)	To adjust the change in warrant liability for the period end ed March 31, 2021.
(3)	Reclassification of common shares from equity to temporary equity as of March 31, 2021.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Balance Sheet
Total assets	$171,601,077	$—		$171,601,077

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$129,388	$—		$129,388
Warrant liabilities	9,167,678	(9,044,608)	(1)(2)	123,070

Total liabilities	9,297,066	(9,044,608)		252,458
Common stock, $0.001 par value; shares subject to possible redemption	157,304,001	9,044,608	(1)(2)	166,348,609
Stockholders’ equity
Preferred stock- $0.001 par value	—	—		—
Common stock - $0.001 par value	5,748	(905)	(2)	4,843
Additional paid-in-capital	3,882,343	1,219,855	(2)	5,102,198
Retained earnings (deficit)	1,111,919	(1,218,950)	(2)	(107,031)

Total stockholders’ equity	5,000,010	—		5,000,010

Total liabilities and stockholders’ equity	$171,601,077	$—		$171,601,077

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(153,657)	$—		$(153,657)
Other (expense) income:
Change in fair value of warrant liabilities	1,238,234	(1,218,950)	(2)	19,284
Interest income	27,342	—		27,342

Total other (expense) income	1,265,576	(1,218,950)		46,626

Net income (loss)	$1,111,919	$(1,218,950)		$(107,031)

Basic and diluted weighted-average redeemable common shares outstanding	16,710,435	12,921		16,723,356

Basic and diluted net income (loss) per redeemable common shares	$(0.00)	—		$(0.00)

Basic and diluted weighted-average non-redeemable common shares outstanding	4,496,137	(12,921)		4,483,216

Basic and diluted net income (loss) per non-redeemable common shares	$0.25	$(0.27)		$(0.02)

Statement of Cash Flows
Net income (loss)	$1,111,919	$(1,218,950)	(2)	$(107,032)
Adjustment to reconcile net loss to net cash used in operating activities	(1,433,559)	1,218,950	(2)	(214,608)
Net cash used in operating activities	(321,640)	—		(321,640)
Net cash used in investing activities	(170,000,000)	—		(170,000,000)
Net cash provided by financing activities	171,598,004	—		171,598,004

Net change in cash	$1,276,364	$—		$1,276,364

Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption	$156,065,767	$11,501,792		$167,567,559

(1)	To reclass public warrants from liabilities to stockholders’ equity.
(2)	To adjust the change in warrant liability for the period ended December 31, 2020.